Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following as of the periods indicated:
	March 31,	December 31,
	2024	2023
Accrued research and development expense	$1,799,583	$1,799,583
Accrued compensation and employee benefits	1,061,083	1,184,505
Accrued royalties	262,296	274,028
Others	927,883	438,264
Total	$4,050,845	$3,696,380
Accrued expenses and other current liabilities consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
Accrued research and development expense	$1,799,583	$1,600,221
Accrued compensation and employee benefits	1,184,505	568,865
Accrued royalties	274,028	272,352
Others	438,264	468,150
Total	$3,696,380	$2,909,587